Note 1 - Organization (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended	85 Months Ended					1 Months Ended														0 Months Ended
	Jun. 23, 2010	Jun. 30, 2014	Dec. 31, 2012	Dec. 31, 2013	May 21, 2010	May 21, 2010 Super-Voting Common Stock [Member] Percentage Held By Holders Approving Amendment To Certificate Of Incorporation [Member]	May 21, 2010 Combined Super Voting Common Stock And Common Stock [Member] Percentage Held By Holders Approving Amendment To Certificate Of Incorporation [Member]	May 21, 2010 Blank Check Preferred Stock [Member]	May 31, 2010 Super Voting Common Stock Exchanged For The Issued And Oustanding Shares Of Common Stock Of Athero Nova Operations [Member]	May 31, 2010 Outstanding Options And Warrants Assumed In Connection With The Merger [Member]	Jun. 23, 2010 Common Stock Issued To Former Holders Upon Automatic Conversion Of Super Voting Common Stock [Member]	Jun. 23, 2010 Number Of Shares Held By Existing Stockholders After Reverse Split [Member]	Jun. 23, 2010 Number Of Shares Held By Existing Stockholders After Reverse Split Adjusted For Rounding [Member]	May 21, 2010 Common Stock [Member] Percentage Held By Holders Approving Amendment To Certificate Of Incorporation [Member]	Jun. 30, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Apr. 22, 2014 Subsequent Event [Member] Reverse Stock Split [Member]	May 13, 2010 2.5% Senior Secured Convertible Notes ("Original Notes") [Member]	Apr. 22, 2014 Reverse Stock Split [Member]
Note 1 - Organization (Details) [Line Items]
Proceeds from Convertible Debt (in Dollars)		$ 1,906,500	$ 1,498,333	$ 2,893,339																				$ 1,500,000
Debt Instrument, Interest Rate, Effective Percentage																								2.50%
Percentage Of Oustanding Stock Held						98.00%	77.10%							90.70%
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.767
Common Stock, Shares Authorized		100,000,000	100,000,000	100,000,000	100,000,000
Preferred Stock, Shares Authorized		10,000,000	10,000,000	10,000,000				10,000,000
Stockholders' Equity Note, Stock Split, Conversion Ratio	200																						10		10
Common Stock, Shares, Issued	10,727,273										2,214,376
Common Stock, Shares, Outstanding	10,727,273	4,770,207	3,722,364	4,158,402								60,765	9,017		4,770,207	4,158,402	3,722,363	2,839,025	2,342,089	2,069,210	2,024,316	1,923,303
Sale of Stock, Number of Shares Issued in Transaction									88,575,048
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			224,000	24,001						16,552,227
Convertible Preferred Stock, Shares Issued upon Conversion	50